STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
		Apr. 30, 2019	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021	Sep. 22, 2023	Dec. 31, 2017
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, options outstanding, grants per share	[1]							$ 25.25		$ 130.75
Weighted-average grant date fair value					$ 10			$ 25.25		$ 130.75
Share based compensation expense								$ 0.7
Weighted average remaining term	[2]							3 years 3 months 18 days		1 year 3 months 18 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share granted								78,967		38,760
Weighted average exercise price, options outstanding, grants per share						[3]		$ 25.25		$ 130.75
Share based compensation arrangement by share based payment award non option equity instruments expirations								48,254
Share based compensation expense			$ 0.4	$ 0.4	$ 1.0		$ 1.6	$ 2.4		$ 2.7
Unrecognized expense			$ 2.0		$ 2.0			$ 3.0
Weighted average remaining term					3 years 8 months 12 days			3 years 3 months 18 days	[4]
Share-Based Payment Arrangement, Option [Member] | Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average remaining term								4 years 1 month 6 days
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share								$ 12.00
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share								$ 187.50
2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance												53,333
2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance		13,334
Common stock available for issuance shares		81,333
Number of common stock grants		94,667
Common stock authorized											80,000
2019 Plan [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock grants											94,667
2019 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of common stock grants											174,667
Shareholder [Member] | 2017 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance												53,333
Shareholder [Member] | 2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for future issuance		13,333
Common stock available for issuance shares		81,334
Number of common stock grants		94,667
Board of Directors Employees and Consultants [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share granted			3,300	600	16,000		22,800
Weighted average exercise price, options outstanding, grants per share			$ 8.50	$ 36.25	$ 10.00		$ 57.50
Share based compensation arrangement by share based payment award non option equity instruments expirations					4,000		20,933
Board of Directors Employees and Consultants [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share			8.50		$ 8.50
Board of Directors Employees and Consultants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share			$ 187.50		$ 187.50

[1]	Represents the weighted average exercise price.
[2]	Represents the weighted average remaining contractual term until the stock options expire.
[3]	Represents the weighted average exercise price.
[4]	Represents the weighted average remaining contractual term until the stock options expire.